LEASE RECEIVABLES (Details 4) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Future minimum lease payments [Abstract]
2016	¥ 12,628
2017	8,639
2018	6,320
2019	4,425
2020	1,385
2021 and thereafter	239
Total	33,636
Capital lease receivables	32,437	¥ 35,552
TA Triumph-Adler GmbH
Future minimum lease payments [Abstract]
Capital lease receivables	¥ 25,647	¥ 29,389